Adjusted Cost and Estimated Market Value Available-for-Sale Investment (Table Text Block)	12 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Adjusted Cost and Estimated Market Value of Available-for-sale Investments
The adjusted cost and estimated market value of available-for-sale investments at March 31, 2013 and 2012, respectively, by contractual maturity, were as follows:
	March 31, 2013		March 31, 2012
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
	(In thousands)
Due in one year or less	$43,658	$44,333	$40,219	$40,688
Due after one year through five years	180,448	191,930	157,444	165,852
Due after five years through ten years	281,546	302,188	176,694	188,225
Due after ten years	448,169	486,780	291,990	319,160
	953,821	1,025,231	666,347	713,925

Mortgage backed securities	6,730	6,985	11,572	11,811
Redeemable preferred stocks	23,705	24,212	24,370	23,177
Equity securities	43,729	38,910	27,736	17,879
	$1,027,985	$1,095,338	$730,025	$766,792